Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6: Property and Equipment

Property and equipment consist of the following at December 31 (in thousands):

	2020	2019
Computer equipment	$484	$366
Software	481	-
Furniture and fixtures	112	131
Leasehold improvements	105	98
Equipment	23	-
Property and equipment, gross	1,207	595
Accumulated depreciation	(456)	(356)
Property and equipment, net	$751	$239

Depreciation and amortization expense related to property and equipment for each of the years ended December 31, 2020 and 2019 was $0.1 million.